Document and Entity Information	6 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	RAYONT INC.
Entity Central Index Key	0001539778
Document Type	8-K/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Emerging Growth Company	false